Financial Assets and Financial Liabilities (Trade and Other Receivables, Movements of Impairment Provision for Trade and Other Receivables, Narrative) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about trade and other receivable [line items]
Recoveries on previously written off receivables	¥ 121,550,000	¥ 0
Zhejiang Jin Yong Acrylic Fibre Company Limited [member]
Disclosure of detailed information about trade and other receivable [line items]
Recoveries on previously written off receivables	¥ 121,550,000	¥ 0	¥ 0